Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Loans and financing.
Schedule of loans and financing breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2022	2021
Debentures	CDI +2.9% and CDI +3.2% p.a	Nov/23 to May/27	1,620,216	—

Current			131,158	—
Non-current			1,489,088	—

Schedule of loans and financing variation

Loans and
financing
As of December 31, 2021	—
Proceeds from issuance of debentures	1,950,000
Costs related to issuance of debentures	(44,149)
Business combinations	—
Accrued interest	165,881
Payment of interest	(155,254)
Payment of principal	(296,262)
As of December 31, 2022	1,620,216